30. EMPLOYEE BENEFITS (Details 12) - BRL (R$) R$ in Thousands	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of defined benefit plans [line items]
Actuarial liabilities	R$ 758,426	R$ 912,184
Post-employment Healthcare Benefits [member]
Disclosure of defined benefit plans [line items]
Present value of obligations	678,880	892,396
Actuarial liabilities	R$ 678,880	R$ 892,396	R$ 897,137